MFS® Municipal High Income Fund
MFS® Municipal High Income Fund
SUPPLEMENT TO PROSPECTUS The date of this supplement is September 27, 2013. For MFS® Municipal High Income Fund:
Effective immediately, in the second paragraph of the sub-section entitled “Fees and Expenses” beneath the main heading “Summary of Key Information,” the reference to the page number of the “Waivers of Sales Charges” is replaced by reference to page H-1 of the fund’s Statement of Additional Information (“SAI”).